Stockholders' Equity/Deficiency (Details 1) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2012 Stock Warrants [Member]	Sep. 30, 2011 Stock Warrants [Member]	Sep. 30, 2010 Stock Warrants [Member]
Summary of all warrant grants
Number Outstanding, Beginning Balance				1,000,000
Granted	10,000	460,000	3,720,000		1,000,000
Exercised				425,000
Expired
Number Outstanding Balance			3,720,000	575,000	1,000,000
Warrants Exercisable, Balance			116,666	575,000	1,000,000
Weighted Average Exercise Price, Beginning Balance				$ 0.20
Options granted, Weighted Average Exercise Price			$ 4.12		$ 0.20
Weighted Average Exercise Price, Exercised				$ 0.20
Options expired, Weighted Average Exercise Price
Weighted Average Exercise Price, Balance			$ 4.12	$ 0.20	$ 0.20
Exercisable, Weighted Average Exercise Price			$ 4.23	$ 0.20	$ 0.20
Weighted Average Fair Value of Warrants Granted During 2011				$ 0.20	$ 0.20